Note 14 - Stock Options and Nonvested Shares (Detail) - A summary of the stock option activity is as follows: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of year	11,994,698	13,103,238	10,834,298
Outstanding at beginning of year (in Dollars per share)	$ 0.96	$ 0.99	$ 0.87
Granted		285,000	3,562,000
Granted (in Dollars per share)		$ 1.08	$ 1.43
Exercised	(20,000)	(47,500)	(637,720)
Exercised (in Dollars per share)	$ 0.16	$ 0.47	$ 1.12
Forfeited	(829,700)	(1,346,040)	(655,340)
Forfeited (in Dollars per share)	$ 1.35	$ 1.28	$ 1.27
Outstanding at end of year	11,144,998	11,994,698	13,103,238
Outstanding at end of year (in Dollars per share)	$ 0.93	$ 0.96	$ 0.99
Shares exercisable at end of year	10,856,838	10,588,058	9,316,838
Shares exercisable at end of year (in Dollars per share)	$ 0.92	$ 0.91	$ 0.82